Earnings per share (“EPS”)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per share (“EPS”)
19.    Earnings per share (“EPS”):

	Year ended December 31, 2021
For the year ended December 31, 2021	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	400.5
Less preferred share dividends:
Series D	(10.1)
Series E	(5.5)
Series G	(8.0)
Series H	(17.8)
Series I	(12.0)
Series J	(11.7)
Basic EPS:
Net earnings attributable to common shareholders	$335.4	246,300,000	$1.36
Effect of dilutive securities:
Share-based compensation	—	2,433,000
Fairfax warrants	—	10,647,000
Holdback shares	—	5,572,000
Senior Unsecured Exchangeable Notes	—	902,000
Diluted EPS:
Net earnings attributable to common shareholders	$335.4	265,854,000	$1.26

	Year ended December 31, 2020
For the year ended December 31, 2020	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$192.6
Less preferred share dividends:
Series D	(10.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$125.5	241,502,000	$0.52
Effect of dilutive securities:
Share-based compensation	—	541,000
Fairfax warrants	—	3,096,000
Holdback shares	—	5,375,000
Diluted EPS:
Net earnings attributable to common shareholders	$125.5	250,514,000	$0.50
19.    Earnings per share (“EPS”) (continued):

	Year ended December 31, 2019
For the year ended December 31, 2019	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$439.1
Less preferred share dividends:
Series D	(14.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$368.1	214,499,000	$1.72
Effect of dilutive securities:
Share-based compensation	—	471,000
Fairfax warrants	—	4,902,000
Diluted EPS:
Net earnings attributable to common shareholders	$368.1	219,872,000	$1.67